Long-Term Debt (Schedule Of Future Payments Related To Long-Term Debt) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Debt Instrument [Line Items]
2015, Principal	$ 6,156
2015, Interest	61,369
2015, Principal and Interest Total	67,525
2016, Principal	257,237
2016, Interest	60,778
2016, Principal and Interest Total	318,015
2017, Principal	3,263
2017, Interest	34,439
2017, Principal and Interest Total	37,702
2018, Principal	4,450
2018, Interest	34,056
2018, Principal and Interest Total	38,506
2019, Principal	4,475
2019, Interest	33,646
2019, Principal and Interest Total	38,121
Thereafter, Principal	495,472
Thereafter, Interest	130,894
Thereafter, Pincipal and Interest Total	626,366
Total payments, Principal	771,053
Total payments, Interest	355,182
Total payments, Principal and future interest expense	1,126,235
Interest	(355,182)
Total	767,236	775,898
2023 Notes [Member]
Debt Instrument [Line Items]
Discount on Notes	(7,772)
Premium on Notes	2,981
2016 Notes [Member]
Debt Instrument [Line Items]
Premium on Notes	$ 974